Investments (Details) $ in Millions, $ in Millions			12 Months Ended
	Sep. 18, 2025 USD ($)	Sep. 18, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Investments
Investments			$ 1,141.3	$ 325.5
Unrealized gains (loss) on available-for-sale investments
Net gain on changes in the fair value of equity investments at FVTOCI			802.3	46.6
Income tax expense in other comprehensive (loss) income			106.0	6.2
Net gain on changes in the fair value of equity investments at FVTOCI			696.3	40.4
Equity investments
Investments
Investments			1,105.3	324.8
Cost of equity investments disposed of			40.0
Gross proceeds from disposal			127.1
Gains on sale of investments			75.0
Discovery
Investments
Gross proceeds from disposal	$ 84.4	$ 116.5
Warrants
Investments
Investments			$ 36.0	$ 0.7